Furniture, fixtures and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Furniture, Fixtures and Equipment

in USD ‘000	2017	2016
Net book value as at January 1	121	124
Additions	272	45
Depreciation charge	(70)	(46)
Currency translation effects	—	(2)
Net book value as at December 31	323	121
Total cost	495	223
Accumulated depreciation	(172)	(102)